9. WARRANTS (Details) (Warrant [Member], USD $)	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Warrant [Member]
Number outstanding	2,187,101
Weighted average remaining contractual life	4 years 10 months 13 days
Weighted average exercise price	$ 0.10
Number exercisable	2,187,101
Weighted average exercise price exercisable	$ 0.10